INCOME TAXES Schedule of income tax expense (recovery) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Canadian:
Current	$ 11	$ (1,165)	$ 64
Deferred	(2,086)	(2,510)	10,614
Total	(2,075)	(3,675)	10,678
Foreign:
Current	5,511	2,630	9,646
Deferred	(2,376)	(232)	5,582
Total	3,135	2,398	15,228
Total:
Current	5,522	1,465	9,710
Deferred	(4,462)	(2,742)	16,196
Total	$ 1,060	$ (1,277)	$ 25,906